Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Computer Equipment [Member]
Plant and equipment, estimated useful lives	36 months
Furniture and Fittings [Member]
Plant and equipment, estimated useful lives	36 months
Office Equipment [Member]
Plant and equipment, estimated useful lives	36 months
Leasehold Improvement [Member]
Plant and equipment, estimated useful lives description	Shorter of lease term or estimated useful life